Other Financial Liabilities (debt) (Tables) - Sociedad Minera El Brocal S.A.A	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Financial Liabilities debt [Line Items]
Schedule of other financial liabilities

This item is made up as follows:

	December 31, 2020	December 31, 2019
	US$(000)	US$(000)
Current debt:
Lease liabilities (a)	10,223	8,855

Non-current debt:
Senior unsecured credit facility (b)	525,000	830,000
Lease liabilities (a)	68,994	76,944
Less : Debt issuance cost	(1,549)	(4,124)
Total non-current debt	592,445	902,820
Total other financial liabilities	602,668	911,675

Schedule of lease liabilities and the movements
(a)	operations.

	2020	2019
	US$(000)	US$(000)

Balance at beginning of the year	85,799	95,728
Additions	3,328	550
Accrued interest	4,875	5,242
Payments	(9,376)	(10,479)
Interest payments	(4,875)	(5,242)
Exchange rate effect	(534)	—
Total lease liabilities	79,217	85,799

The following are the amounts recognized in profit or loss:

	2020	2019
	US$(000)	US$(000)

Depreciation charge of right-of-use assets (see Note 15)	11,320	11,488
Expenses related to variable lease payments, low-value and short-term leases (see Note 15)	7,399	7,069
Interest expense on lease liabilities (see Note 18)	4,875	5,242

	23,594	23,799

Schedule of movement of the changes derived from the financing activities

Following is the movement of the changes derived from the financing activities for the year ended December 31, 2020 and 2019:

				Long term					Long term
	January 01,			to short term		December 31,			to short term		December 31,
	2019	Additions	Payments	transfers	Others	2019	Additions	Payments	transfers	Others	2020
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Current:
Lease liabilities, see Note 10 (a)	8,119	464	(10,479)	10,751	—	8,855	1,477	(9,376)	9,402	(135)	10,223

Non-current:
Senior unsecured credit facility	1,030,000	—	(200,000)	—	—	830,000	—	(305,000)	—	—	525,000
Debt issuance cost (a)	(7,190)	—	—	—	3,066	(4,124)	—	—	—	2,575	(1,549)
Lease liabilities, see Note 10 (a)	87,609	86	—	(10,751)	—	76,944	1,851	—	(9,402)	(399)	68,994

Total liabilities from financing activities	1,118,538	550	(210,479)	—	3,066	911,675	3,328	(314,376)	—	2,041	602,668

(a)For the year ended December 31, 2020, includes amortization of debt issuance cost of US$1.7 million (US$1.8 million for the year ended December 31, 2019) and extinguishment debt issuance cost of US$0.9 million (US$1.3 million for the year ended December 31, 2019).